LEASES	12 Months Ended
Jun. 30, 2023
LEASES
LEASES

NOTE 10. LEASES

The Company leases office spaces and land use rights under non-cancelable operating leases, with terms ranging from one to fifty years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Rights of use lease assets, net	¥6,666,759	¥2,654,900	$366,127

Operating lease liabilities – current	3,892,774	3,066,146	422,841
Operating lease liabilities – non-current	2,184,635	25,144	3,468
Total operating lease liabilities	¥6,077,409	¥3,091,290	$426,309

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023:

	June 30,	June 30,
	2022	2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	16.18	23.90
Weighted average discount rate	5.0%	5.0%

Operating lease costs and short-term lease costs for the year ended June 30, 2021 were ¥2,034,105 and ¥1,291,685, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2022 were ¥3,443,813 and ¥967,247, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2023 were ¥3,354,147 ($462,558) and ¥2,683,860 ($370,121), respectively.

Impairment loss for the ROU was ¥nil, ¥nil and ¥834,974 ($115,148) for the years ended June 30, 2021, 2022 and 2023, respectively. As ROU of FGS was not able to generate enough future cashflow. Thus the Company decided to record full impairment of the ROU during the year ended June 30, 2023.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2023:

Twelve months ending June 30,	RMB	US Dollars
2024	¥3,110,862	$429,008
2025	26,400	3,641
Total lease payments	3,137,262	432,649
Less: imputed interest	(45,972)	(6,340)
Present value of lease liabilities	3,091,290	426,309
Less: operating lease liabilities – current	3,066,146	422,841
Operating lease liabilities – non-current	¥25,144	$3,468